Income taxes - DTA (Detail 3.1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	$ 30,669	$ 18,319
Valuation allowance	(20,188)	(9,076)
Recognized	10,481	9,244
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	777	408
of which: USA
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	9,174	8,505
of which: related to other locations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Recognized	1,307	739
Tax loss carry-forwards
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	19,871	11,453
Valuation allowance	(17,594)	(8,496)
Recognized	2,277	2,957
Unused tax credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	675	95
Valuation allowance	0	0
Recognized	675	95
Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	10,123	6,771
Valuation allowance	(2,594)	(579)
Recognized	7,529	6,192
of which: related to real estate costs capitalized for US tax purposes | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	2,971	2,703
Valuation allowance	0	0
Recognized	2,971	2,703
of which: related to compensation and benefits | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	1,920	1,457
Valuation allowance	(503)	(205)
Recognized	1,417	1,252
of which: related to cash flow hedges | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	607	619
Valuation allowance	0	0
Recognized	607	619
of which: other | Temporary differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Gross	4,625	1,992
Valuation allowance	(2,090)	(374)
Recognized	$ 2,535	$ 1,618